Stock-Based Compensation - Summary of the Stock Based Compensation Expense based on Roles and Responsibilities of the Employees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	$ 11,634	$ 2,160
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	432	39
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	2,859	1,000
Selling and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	2,307	327
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based Payment Arrangement, Expense	$ 6,036	$ 794